LEASES (Tables)	9 Months Ended
Sep. 30, 2023
Leases
Schedule of operating leases

	September 30,	December 31,
Operating leases	2023	2022

Assets
ROU operating lease assets	$1,020,585	$2,724,226

Liabilities
Current portion of operating lease	213,821	512,373
Operating lease, net of current portion	907,124	2,547,524
Total operating lease liabilities	$1,120,945	$3,059,897

Schedule of weighted average remaining lease term and weighted average discount rate

	September 30,	December 31,
Operating leases	2023	2022
Weighted average remaining lease term (years)	7.75	8.25
Weighted average discount rate	6.00%	6.00%